2. Summary of Significant Accounting Policies (Details - Impact of Errors) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred stock value	$ 4		$ 4		$ 5	$ 6
Common stock value	$ 5,939		$ 5,939		$ 4,011	$ 3,753
Common stock to be issued	24		24		24	24
Additional Paid in Capital	$ 50,741,109		$ 50,741,109		$ 46,697,005	$ 44,547,427
Accumulated Deficit	(40,374,944)		(40,374,944)		(36,642,761)	(30,429,626)
Accumulated Other Comprehensive Income (Loss)	(5,118)		(5,118)		(2,758)	0
Total Equity	10,367,014		10,367,014		10,055,526	14,121,584	$ 13,720,248
Net Loss	(1,164,406)	$ (1,530,900)	(3,732,183)	$ (4,363,567)	(6,213,135)	(3,483,122)
Beneficial Conversion Feature on Preferred Stock					0	(3,783,850)
Net Loss Applicable to Common Shareholders	$ (1,164,406)	$ (1,530,900)	$ (3,732,183)	$ (4,363,567)	$ (6,213,135)	$ (7,266,972)
Net Loss per Common Share						$ (2.91)
Weighted Average Shares Outstanding						2,500,854
Scenario, Previously Reported [Member]
Preferred stock value						$ 6
Common stock value						$ 3,753
Common stock to be issued						24
Additional Paid in Capital						$ 41,163,577
Accumulated Deficit						(27,045,776)
Total Equity						14,121,584
Net Loss						(3,483,122)
Beneficial Conversion Feature on Preferred Stock						(400,000)
Net Loss Applicable to Common Shareholders						$ (3,883,122)
Net Loss per Common Share						$ (1.55)
Weighted Average Shares Outstanding						2,500,854
Restatement Adjustment [Member]
Preferred stock value						$ 0
Common stock value						$ 0
Common stock to be issued						0
Additional Paid in Capital						$ 3,383,850
Accumulated Deficit						(3,383,850)
Total Equity						0
Net Loss						0
Beneficial Conversion Feature on Preferred Stock						(3,383,850)
Net Loss Applicable to Common Shareholders						$ (3,383,850)
Net Loss per Common Share						$ (1.36)
Weighted Average Shares Outstanding						0